Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment

16. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

We provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide the annual property information:

2012	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate Ranges	Life Ranges	Equipment	Depreciation	Rate Ranges	Life Ranges
(in millions)	(in years)	(in millions)	(in years)
Generation	$16,973	$6,962	1.7	-	3.8%	31	-	132	$9,306	$3,526	2.6	-	3.3%	35	-	66
Transmission	9,846	2,720	1.2	-	2.8%	25	-	87	-	-	NA	NA
Distribution	15,565	3,837	2.4	-	3.9%	11	-	75	-	-	NA	NA
CWIP	1,600	(27)	NM	NM	219	1	NM	NM
Other	2,644	1,238	1.8	-	9.6%	5	-	75	1,301	434	NM	NM
Total	$46,628	$14,730	$10,826	$3,961

2011	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate Ranges	Life Ranges	Equipment	Depreciation	Rate Ranges	Life Ranges
(in millions)	(in years)	(in millions)	(in years)
Generation	$14,804	$6,692	1.6	-	3.8%	9	-	132	$10,134	$3,904	2.6	-	3.5%	20	-	66
Transmission	9,048	2,600	1.3	-	2.7%	25	-	87	-	-	NA	NA
Distribution	14,783	3,828	2.4	-	4.0%	11	-	75	-	-	NA	NA
CWIP	2,913	(a)	36	NM	NM	208	1	NM	NM
Other	2,587	1,246	1.7	-	9.3%	5	-	55	1,193	392	NM	NM
Total	$44,135	$14,402	$11,535	$4,297

2010	Regulated	Nonregulated
Annual	Annual
Composite	Composite
Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate Ranges	Life Ranges	Rate Ranges	Life Ranges
(in years)	(in years)
Generation	1.6	-	3.8%	9	-	132	2.2	-	5.1%	20	-	70
Transmission	1.4	-	3.0%	25	-	87	NA	NA
Distribution	2.4	-	3.9%	11	-	75	NA	NA
CWIP	NM	NM	NM	NM
Other	3.0	-	12.5%	5	-	55	NM	NM

(a)	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NA	Not applicable.
NM	Not meaningful.

We provide for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. We use either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. We include these costs in the cost of coal charged to fuel expense.

For rate-regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

We record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for our legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities, as well as for nuclear decommissioning of our Cook Plant. We have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which we have assets. Generally, such easements are perpetual and require only the retirement and removal of our assets upon the cessation of the property's use. We do not estimate the retirement for such easements because we plan to use our facilities indefinitely. The retirement obligation would only be recognized if and when we abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2012 and 2011 aggregate carrying amounts of ARO:

Carrying
Amount
of ARO
(in millions)
ARO as of December 31, 2010	$1,398
Accretion Expense	82
Liabilities Incurred	7
Liabilities Settled	(26)
Revisions in Cash Flow Estimates	13
ARO as of December 31, 2011 (a)	1,474
Accretion Expense	85
Liabilities Incurred	17
Liabilities Settled	(24)
Revisions in Cash Flow Estimates	144
ARO as of December 31, 2012	$1,696

(a)       The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.

As of December 31, 2012 and 2011, our ARO liability was $1.7 billion and $1.5 billion, respectively, and included $1.2 billion and $979 million, respectively, for nuclear decommissioning of the Cook Plant. As of December 31, 2012 and 2011, the fair value of assets that are legally restricted for purposes of settling the nuclear decommissioning liabilities totaled $1.4 billion and $1.3 billion, respectively, and are recorded in Spent Nuclear Fuel and Decommissioning Trusts on the balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

Our amounts of allowance for borrowed, including interest capitalized, and equity funds used during construction is summarized in the following table:

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Allowance for Equity Funds Used During Construction	$93	$98	$77
Allowance for Borrowed Funds Used During Construction	69	63	53

Jointly-owned Electric Facilities

We have electric facilities that are jointly-owned with nonaffiliated companies. Using our own financing, we are obligated to pay a share of the costs of these jointly-owned facilities in the same proportion as our ownership interest. Our proportionate share of the operating costs associated with such facilities is included on the statements of income and the investments and accumulated depreciation are reflected on the balance sheets under Property, Plant and Equipment as follows:

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$-	$-	$-
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	310	26	59
J.M. Stuart Generating Station (c)	Coal	26.0%	542	11	181
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	807	2	387
Dolet Hills Generating Station (Unit No. 1) (d)	Lignite	40.2%	263	8	195
Flint Creek Generating Station (Unit No. 1) (e)	Coal	50.0%	121	14	64
Pirkey Generating Station (Unit No. 1) (e)	Lignite	85.9%	514	16	371
Oklaunion Generating Station (Unit No. 1) (f)	Coal	70.3%	403	4	216
Turk Generating Plant (g)	Coal	73.33%	1,613	(3)	-
Transmission	NA	(h)	69	4	50
Total			$4,642	$82	$1,523

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	310	12	54
J.M. Stuart Generating Station (c)	Coal	26.0%	529	13	172
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	20	377
Dolet Hills Generating Station (Unit No. 1) (d)	Lignite	40.2%	264	-	193
Flint Creek Generating Station (Unit No. 1) (e)	Coal	50.0%	118	6	63
Pirkey Generating Station (Unit No. 1) (e)	Lignite	85.9%	513	1	362
Oklaunion Generating Station (Unit No. 1) (f)	Coal	70.3%	401	2	208
Turk Generating Plant (g)	Coal	73.33%	-	1,326	-
Transmission	NA	(h)	63	6	50
Total			$2,988	$1,386	$1,487

(a)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(b)       Operated by OPCo.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Operated by CLECO, a nonaffiliated company.

(e)       Operated by SWEPCo.

(f)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(g)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

(h)       Varying percentages of ownership.

NA       Not applicable.

Appalachian Power Co [Member]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

APCo

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$5,632,665	$1,928,562	3.0%	40	-	121	$-	$-	NA	NA
Transmission	2,042,144	468,633	1.6%	25	-	87	-	-	NA	NA
Distribution	2,991,898	641,504	3.4%	13	-	57	-	-	NA	NA
CWIP	266,247	(19,379)	NM	NM			-	-	NA	NA
Other	340,027	164,932	6.8%	24	-	55	33,300	12,387	NM	NM
Total	$11,272,981	$3,184,252					$33,300	$12,387

2011	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$5,194,967	$1,783,154	2.6%	40	-	121	$-	$-	NA	NA
Transmission	1,943,969	457,235	1.6%	25	-	87	-	-	NA	NA
Distribution	2,845,405	595,122	3.2%	11	-	52	-	-	NA	NA
CWIP	565,841	(9,918)	NM	NM			-	-	NA	NA
Other	323,630	155,688	6.6%	24	-	55	33,696	12,735	NM	NM
Total	$10,873,812	$2,981,281					$33,696	$12,735

2010	Regulated				Nonregulated
	Annual Composite	Depreciable			Annual Composite	Depreciable
Functional Class of Property	Depreciation Rate	Life Ranges			Depreciation Rate	Life Ranges
		(in years)				(in years)
Generation	2.4%	40	-	121	NA	NA
Transmission	1.6%	25	-	87	NA	NA
Distribution	3.2%	11	-	52	NA	NA
CWIP	NM	NM			NA	NA
Other	7.8%	24	-	55	NM	NM

NA Not applicable.
NM Not meaningful.

For rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2012 and 2011 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.

Indiana Michigan Power Co [Member]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

I&M

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$4,062,733	$2,130,136	1.7%	59	-	132	$-	$-	NA	NA
Transmission	1,278,236	411,825	1.5%	46	-	75	-	-	NA	NA
Distribution	1,553,358	373,342	2.5%	14	-	70	-	-	NA	NA
CWIP	341,063	65,449	NM	NM			-	-	NA	NA
Other	573,836	141,291	9.6%	14	-	40	151,477	110,092	NM	NM
Total	$7,809,226	$3,122,043					$151,477	$110,092

2011	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$3,932,472	$2,078,651	1.6%	59	-	132	$-	$-	NA	NA
Transmission	1,224,786	414,941	1.4%	46	-	75	-	-	NA	NA
Distribution	1,481,608	374,137	2.4%	14	-	70	-	-	NA	NA
CWIP	236,096	60,665	NM	NM			-	-	NA	NA
Other	559,698	143,312	7.4%	NM			149,860	108,214	NM	NM
Total	$7,434,660	$3,071,706					$149,860	$108,214

2010	Regulated				Nonregulated
	Annual Composite	Depreciable			Annual Composite	Depreciable
Functional Class of Property	Depreciable Rate	Life Ranges			Depreciable Rate	Life Ranges
		(in years)				(in years)
Generation	1.6%	59	-	132	NA	NA
Transmission	1.4%	46	-	75	NA	NA
Distribution	2.5%	14	-	70	NA	NA
CWIP	NM	NM			NA	NA
Other	11.7%	NM			NM	NM

NA Not applicable.
NM Not meaningful.

For rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

As of December 31, 2012 and 2011, I&M's ARO liability for nuclear decommissioning of the Cook Plant was $1.2 billion and $979 million, respectively. These liabilities are reflected in Asset Retirement Obligations on I&M's balance sheets. As of December 31, 2012 and 2011, the fair value of I&M's assets that are legally restricted for purposes of settling decommissioning liabilities totaled $1.4 billion and $1.3 billion, respectively. These assets are included in Spent Nuclear Fuel and Decommissioning Trusts on I&M's balance sheets.

The following is a reconciliation of the 2012 and 2011 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.

Ohio Power Co [Member]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

OPCo

2012	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
(in thousands)	(in years)	(in thousands)	(in years)
Generation	$-	$-	NA	NA	$8,673,296	$3,200,427	3.0%	35	-	66
Transmission	2,013,737	809,199	2.3%	39	-	60	-	-	NA	NA
Distribution	3,722,745	1,011,324	2.7%	12	-	60	-	-	NA	NA
CWIP	147,408	(21,198)	NM	NM	207,089	1,350	NM	NM
Other	427,412	224,153	7.3%	25	-	50	143,742	17,550	NM	NM
Total	$6,311,302	$2,023,478	$9,024,127	$3,219,327

2011	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
(in thousands)	(in years)	(in thousands)	(in years)
Generation	$-	$-	NA	NA	$9,502,614	$3,596,589	3.2%	35	-	66
Transmission	1,948,329	763,664	2.3%	27	-	70	-	-	NA	NA
Distribution	3,545,574	1,146,202	3.7%	12	-	56	-	-	NA	NA
CWIP	183,096	(3,371)	NM	NM	171,369	1,152	NM	NM
Other	407,044	222,368	8.7%	NM	139,598	15,957	NM	NM
Total	$6,084,043	$2,128,863	$9,813,581	$3,613,698

2010	Regulated	Nonregulated
Annual Composite	Annual Composite
Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
(in years)	(in years)
Generation	NA	NA	3.3%	35	-	70
Transmission	2.3%	27	-	70	NA	NA
Distribution	3.7%	12	-	56	NA	NA
CWIP	NM	NM	NM	NM
Other	9.2%	NM	NM	NM

NA Not applicable.
NM Not meaningful.

For rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2012 and 2011 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.

Public Service Co of Oklahoma [Member]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

PSO

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,346,530	$654,989	1.7%	35	-	70	$-	$-	NA	NA
Transmission	706,917	176,187	1.9%	40	-	75	-	-	NA	NA
Distribution	1,859,557	345,207	2.4%	30	-	65	-	-	NA	NA
CWIP	95,170	(9,281)	NM	NM			-	-	NA	NA
Other	205,373	111,837	6.6%	5	-	40	5,176	2	NM	NM
Total	$4,213,547	$1,278,939					$5,176	$2

2011	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,317,948	$652,526	1.8%	9	-	70	$-	$-	NA	NA
Transmission	692,644	167,827	1.9%	40	-	75	-	-	NA	NA
Distribution	1,762,110	329,041	2.4%	30	-	65	-	-	NA	NA
CWIP	70,371	(5,413)	NM	NM			-	-	NA	NA
Other	209,467	122,838	8.3%	5	-	35	5,159	(3)	NM	NM
Total	$4,052,540	$1,266,819					$5,159	$(3)

2010	Regulated				Nonregulated
	Annual Composite				Annual Composite
	Depreciation	Depreciable			Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges			Rate	Life Ranges
		(in years)				(in years)
Generation	1.8%	9	-	70	NA	NA
Transmission	1.9%	40	-	75	NA	NA
Distribution	2.4%	27	-	65	NA	NA
CWIP	NM	NM			NA	NA
Other	8.3%	5	-	35	NM	NM

NA Not applicable.
NM Not meaningful.

For rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2012 and 2011 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.

Southwestern Electric Power Co [Member]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

SWEPCo

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$3,888,230	$1,092,566	2.2%	35	-	65	$-	$-	NA	NA
Transmission	1,115,795	301,159	2.3%	50	-	70	-	-	NA	NA
Distribution	1,758,988	556,904	2.6%	25	-	65	-	-	NA	NA
CWIP	99,783	(a) (8,294)	NM	NM			-	-	NA	NA
Other	397,643	225,254	6.6%	7	-	47	290,611	116,669	NM	NM
Total	$7,260,439	$2,167,589					$290,611	$116,669

2011	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$2,326,102	$1,060,825	2.1%	35	-	68	$-	$-	NA	NA
Transmission	988,534	285,785	2.3%	50	-	70	-	-	NA	NA
Distribution	1,675,764	535,565	2.6%	25	-	65	-	-	NA	NA
CWIP	1,419,216	(a) (3,527)	NM	NM			24,353	-	NM	NM
Other	400,492	229,695	6.9%	7	-	47	236,527	103,569	NM	NM
Total	$6,810,108	$2,108,343					$260,880	$103,569

2010	Regulated				Nonregulated
	Annual Composite				Annual Composite
	Depreciation	Depreciable			Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges			Rate	Life Ranges
		(in years)				(in years)
Generation	1.9%	35	-	68	NA	NA
Transmission	2.4%	50	-	70	NA	NA
Distribution	2.7%	25	-	65	NA	NA
CWIP	NM	NM			NM	NM
Other	7.7%	7	-	47	NM	NM

(a) Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NA Not applicable.
NM Not meaningful.

SWEPCo provides for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. SWEPCo uses either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. SWEPCo includes these costs in fuel expense.

For rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2012 and 2011 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)(e)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010	Expense	Incurred	Settled	Estimates	2011
	(in thousands)
APCo (a)(d)	$141,924	$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029	51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271	13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557	1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382	4,114	7,063	(14,947)	11,571	67,183

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

(e)       The current portion of SWEPCo's ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo's balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,684	$9,212	$2,967
I&M	9,724	15,395	15,678
OPCo	3,492	5,549	5,949
PSO	2,007	1,317	804
SWEPCo	57,054	48,731	45,646

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,347	$6,257	$2,251
I&M	4,717	7,838	8,500
OPCo	9,046	2,350	3,786
PSO	1,098	822	572
SWEPCo	48,499	40,904	33,668

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

				Company’s Share as of December 31, 2012
					Construction
		Fuel	Percent of	Utility Plant	Work in	Accumulated
Company		Type	Ownership	in Service	Progress	Depreciation
				(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant (Unit No. 1) (b)		Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station (Unit No. 3) (a)		Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station		Coal	12.5%	-	-	-
2	(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)		Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)		Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)		Coal	25.4%	807,431	1,817	387,209
Transmission		NA	(f)	69,148	4,101	50,516
Total				$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station (Unit No. 1) (g)		Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)		Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station (Unit No. 1) (i)		Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station (Unit No. 1) (i)		Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (j)		Coal	73.33%	1,612,618	(2,669)	59
Total				$2,510,152	$35,155	$630,758

			Company’s Share as of December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (b)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (c)
Conesville Generating Station (Unit No. 4) (d)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (e)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of this unit was impaired in the fourth quarter of 2012. See "Impairments" section of Note 5.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant was placed in service in December 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2012, construction costs totaling $457 million have been billed to the other owners.

NA       Not applicable.